SHAREHOLDERS' EQUITY (DEFICIT)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 6: SHAREHOLDERS' EQUITY (DEFICIT)

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Reverse stock split and increase in share capital

On May 14, 2012, the Company held an Extraordinary General Meeting of Shareholders on which the following actions were approved and taken:

1.	To consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.6 each. All Ordinary shares, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

2.	To increase the registered (authorized) share capital of the Company to 20,000,000 ordinary shares with a nominal (par) value NIS 0.6 each.

c.	Equity financing

1.	On April 17, 2012, the Company issued 540,000 ordinary shares at a price of $2.55 per Share to various investors in a registered direct offering for aggregate gross proceeds of $1,377.

2.	On May 22, 2012, the Company issued 632,057 ordinary shares at a price of $3.50 per Share to various investors in a registered direct offering for aggregate gross proceeds of $2,212.

3.	On May 31, 2012, the Company issued 570,755 ordinary shares at a price of $11.50 per Share to various investors in a registered direct offering for aggregate gross proceeds of $6,564.

d.	Stock based compensation

During the six month period ended June 30, 2012, the Company's Board of Directors granted employees options to purchase 1,000 ordinary shares of the Company, and granted service providers warrants to purchase 750 ordinary shares of the Company. The exercise prices for such options and warrants ranges from $2.55 - $7.43 per share, with vesting to occur over 4 years.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 123%; risk free interest rates range between 0.72%-1.11%; dividend yield of 0%; time to maturity (in years) between 5.5 and 6.13; and options forfeiture rate of 10%.

During the six-month periods ended June 30, 2012 and 2011, the Company recorded share based compensation in a total amount of $158 and $382, respectively.